ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - $ / shares	Jun. 26, 2023	May 10, 2023	Apr. 19, 2023	Apr. 07, 2023	Nov. 17, 2021	Jul. 24, 2019
Share Transfer Agreement One [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
No.of shares transferred			50,000
Transfer of share, par value			$ 1.00
Share Transfer Agreement Two [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
No.of shares transferred			50,000
Transfer of share, par value			$ 1.00
Starbox Group [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned, percentage						100.00%
Starbox Berhad [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned, percentage					100.00%	100.00%
One Eighty Ltd [Member] | Subsequent Event [Member] | One Eighty Holdings Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned, percentage	51.00%	100.00%		100.00%